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This is filed pursuant to Rule 497(c).
File Nos. 33-66630 and 811-07916.



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Alliance Capital [logo]              ALLIANCE UTILITY INCOME FUND
_________________________________________________________________
                                                 February 1, 1996

Supplement to Prospectus dated February 1, 1996 for Missouri
Investors

         Prospective Missouri investors should know that the Fund may invest up to 35% of its portfolio in lower rated bonds, commonly known as "junk bonds", which are subject to greater risk of loss of principal and interest.



(R) This is a registered mark used under license from the owner, Alliance Capital Management L.P.





































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